UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1776

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of December 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.6%)
U.S. Government Securities (2.5%)
	United States Treasury Note/Bond	0.875%	4/30/11	76,500	76,667
	United States Treasury Note/Bond	1.000%	9/30/11	61,755	62,083
	United States Treasury Note/Bond	1.375%	5/15/12	235,000	238,121
	United States Treasury Note/Bond	4.375%	11/15/39	59,605	59,959
	United States Treasury Note/Bond	4.375%	5/15/40	35,400	35,583
					472,413
Agency Bonds and Notes (1.7%)
1	Citigroup Inc.	2.875%	12/9/11	25,000	25,574
	Egypt Government AID Bonds	4.450%	9/15/15	22,500	24,676
2	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	50,000	55,853
1	General Electric Capital Corp.	3.000%	12/9/11	17,000	17,410
1	General Electric Capital Corp.	2.000%	9/28/12	24,495	25,018
	Private Export Funding Corp.	2.250%	12/15/17	57,055	54,039
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	27,985	19,653
2	Tennessee Valley Authority	4.375%	6/15/15	35,000	38,408
2	Tennessee Valley Authority	4.625%	9/15/60	57,000	53,231
					313,862
Conventional Mortgage-Backed Securities (3.4%)
[2,3] Fannie Mae Pool		3.330%	10/1/20	2,779	2,610
[2,3] Fannie Mae Pool		3.400%	10/1/20	4,992	4,702
[2,3] Fannie Mae Pool		3.430%	9/1/20	6,794	6,418
[2,3] Fannie Mae Pool		3.500%	10/1/20–1/1/26	281,627	283,237
[2,3] Fannie Mae Pool		3.540%	9/1/20–9/1/20	1,146	1,092
[2,3] Fannie Mae Pool		3.545%	9/1/20	996	950
[2,3] Fannie Mae Pool		3.560%	9/1/20–9/1/20	4,749	4,530
[2,3] Fannie Mae Pool		3.580%	9/1/20	1,246	1,190
[2,3] Fannie Mae Pool		3.590%	9/1/20	5,982	5,712
[2,3] Fannie Mae Pool		3.610%	9/1/20	643	616
[2,3] Fannie Mae Pool		3.650%	9/1/20	995	961
[2,3] Fannie Mae Pool		3.660%	10/1/20	5,527	5,308
[2,3] Fannie Mae Pool		3.680%	9/1/20–9/1/20	9,068	8,732
[2,3] Fannie Mae Pool		3.690%	9/1/20	2,233	2,150
[2,3] Fannie Mae Pool		3.700%	9/1/20	1,789	1,724
[2,3] Fannie Mae Pool		3.730%	9/1/20	2,247	2,172
[2,3] Fannie Mae Pool		3.740%	7/1/20–10/1/20	9,677	9,279
[2,3] Fannie Mae Pool		3.750%	8/1/20	6,520	6,318
[2,3] Fannie Mae Pool		3.810%	9/1/20	922	896
[2,3] Fannie Mae Pool		3.830%	9/1/20	548	534
[2,3] Fannie Mae Pool		3.930%	9/1/20	3,086	3,050
[2,3] Fannie Mae Pool		3.980%	9/1/20	324	319
[2,3] Fannie Mae Pool		3.990%	8/1/20	996	968
[2,3] Fannie Mae Pool		4.030%	8/1/20	1,294	1,271
[2,3] Fannie Mae Pool		4.040%	7/1/20	1,296	1,296
[2,3] Fannie Mae Pool		4.880%	9/1/19	2,513	2,666
[2,3] Freddie Mac Gold Pool		4.000%	1/1/41	265,000	263,012
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	172	192
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	19,032	21,504
					643,409

Nonconventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool		4.210%	11/1/19	1,254	1,250
[2,3] Fannie Mae Pool		4.210%	7/1/20	1,793	1,772
[2,3] Fannie Mae Pool		4.210%	7/1/20	1,992	1,969
					4,991
Total U.S. Government and Agency Obligations (Cost $1,431,629)					1,434,675
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
3	Ally Auto Receivables Trust	1.350%	12/15/15	8,860	8,659
[3,4] Ally Master Owner Trust		2.880%	4/15/15	12,168	12,427
3	AmeriCredit Automobile Receivables Trust	3.340%	4/8/16	6,050	6,068
[3,4] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	39,115	38,332
3	Ford Credit Auto Owner Trust	2.170%	10/15/13	7,180	7,263
3,4,5Ford Credit Floorplan Master Owner Trust		1.910%	12/15/14	27,000	27,446
3	GE Capital Credit Card Master Note Trust	3.690%	7/15/15	46,035	47,784
[3,4] Hertz Vehicle Financing LLC		3.740%	2/25/17	28,680	29,139
3	Hyundai Auto Receivables Trust	2.030%	8/15/13	5,595	5,641
[3,4] OBP Depositor LLC Trust		4.646%	7/15/45	23,260	23,937
3	Santander Drive Auto Receivables Trust	0.930%	6/17/13	17,720	17,728
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $224,478)					224,424
Corporate Bonds (45.3%)
Finance (20.1%)
	Banking (14.5%)
	American Express Co.	7.250%	5/20/14	17,000	19,345
	American Express Co.	5.500%	9/12/16	25,000	27,387
	American Express Co.	6.150%	8/28/17	35,000	39,597
	American Express Credit Corp.	2.750%	9/15/15	20,000	19,717
4	ANZ National Int'l Ltd.	2.375%	12/21/12	10,890	11,043
4	ANZ National International Ltd.	6.200%	7/19/13	9,165	10,082
	Bank of America Corp.	4.875%	1/15/13	33,700	35,103
	Bank of America Corp.	7.375%	5/15/14	12,590	14,060
	Bank of America Corp.	5.375%	6/15/14	25,525	26,798
	Bank of America Corp.	5.625%	10/14/16	22,500	23,315
	Bank of America Corp.	5.650%	5/1/18	15,000	15,490
	Bank of America Corp.	5.625%	7/1/20	25,000	25,436
	Bank of America Corp.	5.875%	1/5/21	10,285	10,636
	Bank of New York Mellon Corp.	4.300%	5/15/14	24,670	26,306
	Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	14,918
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	54,748
	Bank of Nova Scotia	3.400%	1/22/15	47,000	48,847
	Bank One Corp.	7.750%	7/15/25	25,000	28,562
	Barclays Bank plc	5.000%	9/22/16	12,865	13,667
	Barclays Bank plc	6.750%	5/22/19	18,605	21,045
	Barclays Bank plc	5.125%	1/8/20	20,000	20,563
	BB&T Corp.	4.750%	10/1/12	16,000	16,868
	BB&T Corp.	5.250%	11/1/19	19,000	19,694
	Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,620
	BNP Paribas	3.250%	3/11/15	34,770	35,210
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	40,107
	Capital One Financial Corp.	7.375%	5/23/14	18,335	20,846
	Citigroup Inc.	6.010%	1/15/15	15,000	16,477
	Citigroup Inc.	4.750%	5/19/15	14,725	15,479
	Citigroup Inc.	4.587%	12/15/15	15,410	16,046
	Citigroup Inc.	8.500%	5/22/19	28,000	34,841
	Citigroup Inc.	5.375%	8/9/20	46,320	48,102
	Citigroup Inc.	6.625%	6/15/32	9,000	9,030
	Citigroup Inc.	6.000%	10/31/33	15,000	14,240
	Citigroup Inc.	5.850%	12/11/34	15,000	14,539

Citigroup Inc.	6.125%	8/25/36	50,000	47,937
Citigroup Inc.	8.125%	7/15/39	3,380	4,302
Comerica Inc.	3.000%	9/16/15	3,065	3,038
4 Commonwealth Bank of Australia	3.750%	10/15/14	13,000	13,437
4 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	28,499
4 Credit Agricole SA	3.500%	4/13/15	28,000	28,103
Credit Suisse	3.500%	3/23/15	22,970	23,498
Credit Suisse	5.300%	8/13/19	9,000	9,503
Credit Suisse	4.375%	8/5/20	25,000	24,458
Credit Suisse AG	5.400%	1/14/20	22,000	22,460
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	25,899
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,838
Credit Suisse USA Inc.	7.125%	7/15/32	13,300	15,863
Deutsche Bank AG	4.875%	5/20/13	30,000	32,135
Deutsche Bank AG	3.450%	3/30/15	44,000	45,088
Goldman Sachs Group Inc.	4.750%	7/15/13	18,000	19,134
Goldman Sachs Group Inc.	5.250%	10/15/13	29,400	31,804
Goldman Sachs Group Inc.	6.000%	5/1/14	16,695	18,344
Goldman Sachs Group Inc.	6.250%	9/1/17	49,000	54,304
Goldman Sachs Group Inc.	5.950%	1/18/18	12,000	13,063
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	24,359
Goldman Sachs Group Inc.	6.000%	6/15/20	20,000	21,572
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	21,410
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	24,671
4 HBOS plc	6.000%	11/1/33	19,000	14,175
4 HSBC Bank plc	3.500%	6/28/15	30,000	30,642
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,690
HSBC Bank USA NA	5.875%	11/1/34	21,000	20,677
HSBC Holdings plc	7.625%	5/17/32	15,800	17,434
HSBC Holdings plc	6.500%	5/2/36	22,000	22,990
4 ING Bank NV	2.650%	1/14/13	22,000	22,274
4 ING Bank NV	2.000%	10/18/13	34,000	33,581
JPMorgan Chase & Co.	5.750%	1/2/13	14,000	15,039
JPMorgan Chase & Co.	4.750%	5/1/13	8,000	8,562
JPMorgan Chase & Co.	4.650%	6/1/14	16,500	17,614
JPMorgan Chase & Co.	5.125%	9/15/14	9,665	10,295
JPMorgan Chase & Co.	3.700%	1/20/15	24,000	24,824
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	77,615
JPMorgan Chase & Co.	7.900%	12/29/49	23,350	25,050
4 Lloyds TSB Bank plc	4.375%	1/12/15	14,665	14,603
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,981
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,633
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	34,961
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	27,162
Morgan Stanley	5.300%	3/1/13	12,925	13,757
Morgan Stanley	6.000%	5/13/14	15,000	16,194
Morgan Stanley	4.000%	7/24/15	32,000	32,377
Morgan Stanley	5.950%	12/28/17	10,000	10,573
Morgan Stanley	7.300%	5/13/19	53,955	60,819
Morgan Stanley	5.500%	7/24/20	25,000	25,207
Morgan Stanley	7.250%	4/1/32	51,100	58,529
National City Bank	5.800%	6/7/17	50,000	53,797
National City Bank of Pennsylvania	7.250%	10/21/11	22,000	23,032
4 Nordea Bank AB	3.700%	11/13/14	12,155	12,517
Northern Trust Co.	4.600%	2/1/13	10,000	10,646
Northern Trust Corp.	4.625%	5/1/14	6,130	6,626
Northern Trust Corp.	3.450%	11/4/20	10,285	9,822

PNC Bank NA	5.250%	1/15/17	16,000	16,689
PNC Financial Services Group Inc.	8.250%	5/31/49	12,000	12,720
PNC Funding Corp.	4.250%	9/21/15	5,765	6,052
Royal Bank of Scotland Group plc	5.000%	10/1/14	18,975	18,491
Royal Bank of Scotland plc	4.875%	3/16/15	27,000	27,614
4 Standard Chartered plc	3.850%	4/27/15	8,525	8,703
State Street Corp.	5.375%	4/30/17	55,500	60,635
SunTrust Bank	6.375%	4/1/11	15,000	15,171
4 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	30,988
UBS AG	2.750%	1/8/13	30,000	30,456
UBS AG	3.875%	1/15/15	26,000	26,761
UBS AG	4.875%	8/4/20	25,000	25,415
US Bancorp	2.875%	11/20/14	17,000	17,287
US Bank NA	6.375%	8/1/11	25,000	25,750
US Bank NA	4.950%	10/30/14	12,400	13,492
Wachovia Bank NA	4.800%	11/3/14	19,640	20,779
Wachovia Corp.	4.875%	2/15/14	19,250	20,261
Wachovia Corp.	5.250%	8/1/14	14,495	15,437
Wachovia Corp.	6.605%	10/1/25	15,000	15,604
Wells Fargo & Co.	3.750%	10/1/14	20,000	20,875
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,844
Wells Fargo & Co.	5.625%	12/11/17	47,000	52,312
Wells Fargo Bank NA	5.950%	8/26/36	25,000	25,541
Wells Fargo Financial Inc.	5.500%	8/1/12	34,100	36,374

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	6,975
Charles Schwab Corp.	4.950%	6/1/14	7,650	8,292
Nomura Holdings Inc.	5.000%	3/4/15	10,295	10,728

Finance Companies (1.3%)
General Electric Capital Corp.	5.450%	1/15/13	25,550	27,473
General Electric Capital Corp.	5.900%	5/13/14	10,565	11,687
General Electric Capital Corp.	5.625%	9/15/17	12,000	13,144
General Electric Capital Corp.	5.625%	5/1/18	10,000	10,884
General Electric Capital Corp.	6.750%	3/15/32	75,000	84,447
General Electric Capital Corp.	5.875%	1/14/38	50,000	51,929
General Electric Capital Corp.	6.875%	1/10/39	33,000	38,156
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,891

Insurance (3.0%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	23,528
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	16,423
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	16,698
Aetna Inc.	6.500%	9/15/18	5,395	6,208
Allstate Corp.	7.500%	6/15/13	20,000	22,539
Allstate Corp.	6.200%	5/16/14	7,000	7,909
Allstate Corp.	7.450%	5/16/19	10,000	12,077
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	35,049
Genworth Global Funding Trusts	5.125%	3/15/11	17,635	17,783
Genworth Global Funding Trusts	5.750%	5/15/13	10,000	10,487
4 Genworth Life Institutional Funding Trust	5.875%	5/3/13	12,000	12,554
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,267
Hartford Financial Services Group Inc.	6.100%	10/1/41	26,000	23,893
4 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	23,773
4 MassMutual Global Funding II	3.625%	7/16/12	11,248	11,608
4 MassMutual Global Funding II	2.875%	4/21/14	3,878	4,007
4 Metropolitan Life Global Funding I	2.875%	9/17/12	16,000	16,402

4 Metropolitan Life Global Funding I	5.125%	4/10/13	25,000	26,841
4 Metropolitan Life Global Funding I	5.125%	6/10/14	15,000	16,222
4 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	28,981
4 New York Life Insurance Co.	5.875%	5/15/33	44,785	46,073
Principal Life Income Funding Trusts	5.125%	3/1/11	18,895	19,025
Prudential Financial Inc.	5.800%	6/15/12	6,725	7,139
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,888
Prudential Financial Inc.	4.750%	6/13/15	21,000	22,180
Prudential Financial Inc.	4.500%	11/15/20	24,055	23,608
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,715
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,523
UnitedHealth Group Inc.	6.000%	2/15/18	19,000	21,510
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,475
UnitedHealth Group Inc.	6.625%	11/15/37	15,000	16,836
WellPoint Inc.	4.350%	8/15/20	25,635	25,361

Other Finance (0.2%)
NYSE Euronext	4.800%	6/28/13	24,540	26,381

Real Estate Investment Trusts (1.0%)
Duke Realty LP	5.950%	2/15/17	2,100	2,222
Duke Realty LP	6.500%	1/15/18	7,000	7,578
HCP Inc.	6.000%	1/30/17	20,000	20,889
Realty Income Corp.	5.950%	9/15/16	9,940	10,840
Realty Income Corp.	5.750%	1/15/21	8,675	9,052
Simon Property Group LP	5.100%	6/15/15	16,000	17,342
Simon Property Group LP	5.250%	12/1/16	5,000	5,434
Simon Property Group LP	5.875%	3/1/17	25,000	27,637
Simon Property Group LP	6.125%	5/30/18	6,625	7,412
Simon Property Group LP	4.375%	3/1/21	22,000	21,763
4 WEA Finance LLC	7.125%	4/15/18	21,425	24,540
4 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	28,309
				3,791,019
Industrial (20.4%)
Basic Industry (0.8%)
Agrium Inc.	6.125%	1/15/41	6,055	6,381
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	33,500	36,075
EI du Pont de Nemours & Co.	4.125%	3/6/13	27,200	28,809
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	14,987
Praxair Inc.	6.375%	4/1/12	25,000	26,690
Rio Tinto Alcan Inc.	4.875%	9/15/12	10,500	11,090
Rio Tinto Alcan Inc.	4.500%	5/15/13	22,300	23,814

Capital Goods (2.0%)
3M Co.	6.375%	2/15/28	25,000	28,932
Boeing Co.	3.750%	11/20/16	23,500	24,512
Caterpillar Financial Services Corp.	2.000%	4/5/13	9,880	10,042
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,606
Caterpillar Inc.	6.950%	5/1/42	15,000	18,292
Deere & Co.	4.375%	10/16/19	13,090	13,659
Dover Corp.	4.875%	10/15/15	10,000	10,956
Eaton Corp.	5.750%	7/15/12	15,600	16,653
Eaton Corp.	5.300%	3/15/17	20,000	21,842
Eaton Corp.	6.500%	6/1/25	10,000	11,596
General Dynamics Corp.	4.250%	5/15/13	41,100	44,011
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	7,000	7,728
John Deere Capital Corp.	7.000%	3/15/12	25,000	26,846

John Deere Capital Corp.	2.950%	3/9/15	6,595	6,761
Raytheon Co.	1.625%	10/15/15	24,650	23,656
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	52,526
United Technologies Corp.	4.875%	5/1/15	15,000	16,596
United Technologies Corp.	4.500%	4/15/20	24,170	25,408

Communication (4.7%)
AT&T Inc.	6.250%	3/15/11	15,500	15,676
AT&T Inc.	2.500%	8/15/15	26,000	25,959
AT&T Inc.	6.500%	9/1/37	50,000	54,168
4 AT&T Inc.	5.350%	9/1/40	33,257	31,120
BellSouth Corp.	6.000%	10/15/11	31,000	32,340
BellSouth Corp.	6.000%	11/15/34	34,000	33,588
CBS Corp.	5.750%	4/15/20	3,995	4,243
CBS Corp.	4.300%	2/15/21	21,710	20,535
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	18,000	20,890
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	18,000	19,920
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	16,372
Comcast Corp.	6.450%	3/15/37	20,000	21,327
Comcast Corp.	6.950%	8/15/37	45,000	50,994
4 COX Communications Inc.	5.875%	12/1/16	40,000	44,630
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	40,210
DIRECTV Holdings LLC	5.200%	3/15/20	20,000	20,757
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	11,000	11,725
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	11,000	10,831
France Telecom SA	8.500%	3/1/31	40,000	54,165
Grupo Televisa SA	6.625%	1/15/40	13,805	14,953
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	29,048
^ News America Inc.	5.650%	8/15/20	4,655	5,208
News America Inc.	6.200%	12/15/34	11,000	11,498
News America Inc.	6.150%	3/1/37	12,668	13,179
News America Inc.	6.650%	11/15/37	5,320	5,895
4 SBA Tower Trust	4.254%	4/15/15	16,640	17,342
Time Warner Cable Inc.	5.850%	5/1/17	70,000	78,011
Verizon Communications Inc.	4.900%	9/15/15	10,000	10,998
Verizon Communications Inc.	5.500%	4/1/17	35,000	38,895
Verizon Communications Inc.	6.100%	4/15/18	11,000	12,492
Verizon Communications Inc.	6.350%	4/1/19	25,000	28,902
Verizon Global Funding Corp.	4.375%	6/1/13	14,500	15,567
Verizon New Jersey Inc.	8.000%	6/1/22	14,585	17,224
Verizon Virginia Inc.	7.875%	1/15/22	16,000	18,737
Vodafone Group plc	5.450%	6/10/19	26,000	28,621

Consumer Cyclical (3.2%)
4 American Honda Finance Corp.	6.700%	10/1/13	25,000	28,350
4 American Honda Finance Corp.	2.500%	9/21/15	25,000	24,662
CVS Caremark Corp.	4.875%	9/15/14	12,000	13,010
CVS Caremark Corp.	6.125%	8/15/16	25,000	28,322
CVS Caremark Corp.	5.750%	6/1/17	25,000	27,905
Daimler Finance North America LLC	6.500%	11/15/13	25,000	28,289
Johnson Controls Inc.	5.000%	3/30/20	29,000	30,787
Lowe's Cos. Inc.	5.000%	10/15/15	21,356	23,719
Lowe's Cos. Inc.	2.125%	4/15/16	26,665	25,985

Lowe's Cos. Inc.	6.650%	9/15/37	5,000	5,873
Lowe's Cos. Inc.	5.800%	4/15/40	10,280	10,902
McDonald's Corp.	5.750%	3/1/12	10,000	10,547
McDonald's Corp.	3.500%	7/15/20	21,760	21,094
PACCAR Financial Corp.	1.950%	12/17/12	9,820	9,995
Staples Inc.	9.750%	1/15/14	21,910	26,456
Target Corp.	5.875%	3/1/12	31,000	32,797
Target Corp.	5.375%	5/1/17	5,000	5,616
Target Corp.	6.000%	1/15/18	16,500	19,131
Target Corp.	7.000%	1/15/38	17,500	21,641
Time Warner Inc.	5.875%	11/15/16	39,000	43,921
Viacom Inc.	6.250%	4/30/16	20,000	22,776
4 Volkswagen International Finance NV	1.625%	8/12/13	24,220	24,198
Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	73,039
Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	5,941
Walt Disney Co.	5.625%	9/15/16	20,000	22,981
Western Union Co.	5.930%	10/1/16	12,750	14,294

Consumer Noncyclical (6.0%)
Abbott Laboratories	4.350%	3/15/14	20,000	21,513
Abbott Laboratories	4.125%	5/27/20	10,000	10,185
Amgen Inc.	6.150%	6/1/18	5,000	5,834
Amgen Inc.	5.700%	2/1/19	18,055	20,598
Amgen Inc.	4.500%	3/15/20	1,855	1,920
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	16,125	16,361
4 Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,700	10,828
4 Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,903
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	15,000	16,327
AstraZeneca plc	5.900%	9/15/17	50,000	57,788
Becton Dickinson and Co.	4.550%	4/15/13	25,900	27,845
Bestfoods	6.625%	4/15/28	25,000	29,353
Cardinal Health Inc.	5.850%	12/15/17	4,000	4,422
4 Cargill Inc.	6.000%	11/27/17	7,000	7,909
4 Cargill Inc.	6.125%	9/15/36	22,000	22,958
4 Cargill Inc.	6.625%	9/15/37	42,830	47,617
Coca-Cola Co.	5.350%	11/15/17	50,000	56,449
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	8,098	9,422
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	23,393
Diageo Capital plc	5.200%	1/30/13	19,810	21,370
Diageo Capital plc	5.500%	9/30/16	11,066	12,423
Diageo Finance BV	5.500%	4/1/13	10,593	11,557
Eli Lilly & Co.	6.000%	3/15/12	10,000	10,651
Eli Lilly & Co.	5.500%	3/15/27	20,000	21,338
Express Scripts Inc.	6.250%	6/15/14	9,065	10,124
General Mills Inc.	5.650%	2/15/19	6,850	7,622
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	10,000	10,781
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	22,827
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	16,549
Johnson & Johnson	3.800%	5/15/13	9,895	10,493
Johnson & Johnson	6.730%	11/15/23	15,000	18,424
Kellogg Co.	4.000%	12/15/20	41,000	40,280
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	29,392
Kraft Foods Inc.	5.625%	11/1/11	1,626	1,691
Kraft Foods Inc.	4.125%	2/9/16	15,000	15,729
Kraft Foods Inc.	5.375%	2/10/20	13,000	13,974
Merck & Co. Inc.	5.300%	12/1/13	16,985	18,891
Merck & Co. Inc.	4.000%	6/30/15	13,585	14,579
Merck & Co. Inc.	5.000%	6/30/19	18,000	19,873

Merck & Co. Inc.	3.875%	1/15/21	30,000	29,843
PepsiCo Inc.	5.150%	5/15/12	43,869	46,494
PepsiCo Inc.	3.100%	1/15/15	26,000	27,075
PepsiCo Inc.	3.125%	11/1/20	23,000	21,578
Pfizer Inc.	5.350%	3/15/15	19,610	22,050
Pfizer Inc.	6.200%	3/15/19	28,600	33,627
Philip Morris International Inc.	4.500%	3/26/20	25,000	25,842
3 Procter & Gamble - Esop	9.360%	1/1/21	20,783	26,326
Procter & Gamble Co.	6.450%	1/15/26	25,000	29,598
Procter & Gamble Co.	5.550%	3/5/37	25,000	27,277
4 Roche Holdings Inc.	6.000%	3/1/19	37,000	42,977
4 SABMiller plc	6.500%	7/15/18	30,000	34,986
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,008
4 Tesco plc	5.500%	11/15/17	10,000	11,089
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,316
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,135

Energy (1.7%)
Apache Corp.	6.900%	9/15/18	5,000	6,030
BP Capital Markets plc	3.125%	10/1/15	11,000	10,951
BP Capital Markets plc	4.750%	3/10/19	18,140	18,712
BP Capital Markets plc	4.500%	10/1/20	12,000	11,917
Burlington Resources Finance Co.	6.500%	12/1/11	25,000	26,360
ConocoPhillips	7.000%	3/30/29	11,500	14,157
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	25,000	28,321
Encana Corp.	6.500%	8/15/34	15,000	16,347
EOG Resources Inc.	5.625%	6/1/19	8,285	9,189
4 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,810
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	27,946
Shell International Finance BV	3.100%	6/28/15	10,000	10,263
Shell International Finance BV	3.250%	9/22/15	22,000	22,753
Shell International Finance BV	4.375%	3/25/20	24,000	25,183
Statoil ASA	2.900%	10/15/14	5,720	5,911
Statoil ASA	3.125%	8/17/17	33,000	32,584
Statoil ASA	5.250%	4/15/19	8,895	9,878
Suncor Energy Inc.	5.950%	12/1/34	13,000	13,088
Texaco Capital Inc.	8.625%	4/1/32	25,000	33,235

Other Industrial (0.1%)
4 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,644
4 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	12,900

Technology (1.6%)
Cisco Systems Inc.	4.450%	1/15/20	21,500	22,580
Dell Inc.	5.875%	6/15/19	18,250	20,013
Hewlett-Packard Co.	4.500%	3/1/13	15,000	16,017
Hewlett-Packard Co.	3.750%	12/1/20	42,000	41,087
International Business Machines Corp.	2.000%	1/5/16	35,000	34,172
International Business Machines Corp.	5.700%	9/14/17	41,710	47,978
International Business Machines Corp.	7.000%	10/30/25	25,000	30,880
Microsoft Corp.	4.500%	10/1/40	19,910	18,620
Oracle Corp.	3.750%	7/8/14	15,000	15,872
Oracle Corp.	5.000%	7/8/19	20,000	21,674
Oracle Corp.	6.125%	7/8/39	8,000	8,931
Pitney Bowes Inc.	4.750%	5/15/18	10,000	9,854
Xerox Corp.	8.250%	5/15/14	10,335	12,076
Xerox Corp.	6.750%	2/1/17	3,525	4,038
Xerox Corp.	6.350%	5/15/18	2,395	2,696

Xerox Corp.	5.625%	12/15/19	1,245	1,339

Transportation (0.3%)
4 ERAC USA Finance LLC	6.375%	10/15/17	36,290	40,361
United Parcel Service Inc.	4.875%	11/15/40	14,810	14,309
				3,844,809
Utilities (4.8%)
Electric (4.6%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,116
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	16,752
Carolina Power & Light Co.	6.300%	4/1/38	1,625	1,821
Consolidated Edison Co. of New York Inc.	5.625%	7/1/12	16,205	17,314
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	9,700	10,394
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	56,571
Duke Energy Carolinas LLC	6.250%	1/15/12	20,000	21,125
Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	32,391
4 EDP Finance BV	6.000%	2/2/18	50,000	46,486
4 Enel Finance International SA	5.125%	10/7/19	17,000	16,810
4 Enel Finance International SA	6.800%	9/15/37	11,665	11,441
Florida Power & Light Co.	4.850%	2/1/13	12,000	12,843
Florida Power & Light Co.	6.200%	6/1/36	22,452	25,748
Florida Power & Light Co.	5.250%	2/1/41	23,745	24,120
Florida Power Corp.	6.650%	7/15/11	25,000	25,772
Georgia Power Co.	5.700%	6/1/17	50,000	56,725
Midamerican Energy Holdings Co.	6.500%	9/15/37	35,000	39,671
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	40,000	42,974
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	12,000	12,975
4 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	17,160
Nisource Finance Corp.	6.400%	3/15/18	50,000	55,657
NSTAR	4.500%	11/15/19	1,880	1,958
NSTAR Electric Co.	4.875%	10/15/12	20,800	22,188
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	10,956
4 Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	9,794
Peco Energy Co.	4.750%	10/1/12	12,000	12,777
Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,282
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,005
Public Service Co. of Colorado	3.200%	11/15/20	13,650	12,908
Public Service Electric & Gas Co.	2.700%	5/1/15	7,970	8,059
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	9,637
SCANA Corp.	6.875%	5/15/11	25,000	25,560
SCANA Corp.	6.250%	2/1/12	28,930	30,506
Southern California Edison Co.	5.000%	1/15/14	11,800	12,897
Southern California Edison Co.	5.500%	8/15/18	31,730	35,739
Southern Co.	5.300%	1/15/12	20,000	20,897
Virginia Electric and Power Co.	4.750%	3/1/13	16,350	17,527
Virginia Electric and Power Co.	5.950%	9/15/17	50,000	57,840
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,506

Natural Gas (0.2%)
4 DCP Midstream LLC	6.450%	11/3/36	9,375	9,320
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	30,030

				913,252
Total Corporate Bonds (Cost $8,086,672)				8,549,080

Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	10,545
Asian Development Bank	4.500%	9/4/12	40,000	42,407
4 Austria Government International Bond	2.000%	11/15/12	18,170	18,556
Bank Nederlandse Gemeenten	6.000%	3/26/12	50,000	52,869
4 CDP Financial Inc.	4.400%	11/25/19	22,000	22,343
4 EDF SA	4.600%	1/27/20	27,000	28,038
European Investment Bank	4.625%	5/15/14	54,000	59,585
European Investment Bank	4.625%	10/20/15	15,000	16,627
Japan Bank for International Cooperation	4.750%	5/25/11	35,000	35,564
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	22,000	23,922
Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	32,000	30,668
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	18,484
Province of New Brunswick Canada	5.200%	2/21/17	30,000	33,492
Province of Ontario Canada	4.500%	2/3/15	40,000	43,592
Province of Ontario Canada	4.400%	4/14/20	48,000	50,202
Province of Quebec Canada	6.125%	1/22/11	19,500	19,553
Province of Quebec Canada	5.125%	11/14/16	20,000	22,451
4 Qatar Government International Bond	4.000%	1/20/15	17,000	17,659
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,478
Total Sovereign Bonds (Cost $524,442)				555,035
Taxable Municipal Bonds (3.4%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	24,560	25,039
California GO	5.700%	11/1/21	7,895	7,819
California GO	7.600%	11/1/40	14,500	15,187
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	4,591
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	12,090	11,652
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	13,021
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	23,557
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,558
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	64,022
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	15,840	15,581
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,230	11,065
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	28,289
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	11,000	11,029
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	12,465
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	68,000	72,424
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	15,550
New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	46,080	49,413
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	13,020	13,923
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	31,965
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	11,830
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	29,774
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,250	30,585

Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	14,510	14,876
Oregon School Boards Association GO	4.759%	6/30/28	15,000	13,303
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	9,956
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	5,919
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	6,384
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	12,256
University of California Regents Medical
Center Revenue	6.548%	5/15/48	7,410	7,283
University of California Regents Medical
Center Revenue	6.583%	5/15/49	12,635	12,471
University of California Revenue	5.770%	5/15/43	23,675	22,378
Utah GO	3.289%	7/1/20	22,900	21,816
Wisconsin GO	5.700%	5/1/26	9,000	9,130
Total Taxable Municipal Bonds (Cost $649,061)				641,111
				Market
				Value
			Shares	($000)
Common Stocks (38.2%)
Consumer Discretionary (4.0%)
Home Depot Inc.			7,895,100	276,802
McDonald's Corp.			2,051,000	157,435
Stanley Black & Decker Inc.			1,852,700	123,890
Genuine Parts Co.			2,362,500	121,291
Mattel Inc.			3,284,900	83,535
				762,953
Consumer Staples (6.2%)
Kimberly-Clark Corp.			3,128,500	197,221
Philip Morris International Inc.			3,280,300	191,996
Kraft Foods Inc.			5,108,800	160,978
Sysco Corp.			5,256,300	154,535
PepsiCo Inc.			2,089,500	136,507
Unilever NV			4,326,900	135,865
Altria Group Inc.			4,419,300	108,803
HJ Heinz Co.			1,576,200	77,959
General Mills Inc.			404,400	14,392
				1,178,256
Energy (5.2%)
Chevron Corp.			3,757,000	342,826
ConocoPhillips			3,409,700	232,201
Exxon Mobil Corp.			1,837,600	134,365
Royal Dutch Shell plc Class B			3,453,181	114,832
Total SA ADR			1,895,100	101,350
Marathon Oil Corp.			1,730,000	64,062
				989,636
Financials (4.4%)
Marsh & McLennan Cos. Inc.			8,579,300	234,558
Toronto-Dominion Bank			1,838,500	136,619
National Bank of Canada			1,781,800	122,869
HSBC Holdings plc			10,318,000	105,895
Chubb Corp.			1,661,100	99,068
M&T Bank Corp.			1,007,100	87,668

Credit Suisse Group AG ADR	1,035,200	41,833
		828,510
Health Care (4.7%)
Merck & Co. Inc.	7,977,750	287,518
Pfizer Inc.	14,951,700	261,804
Johnson & Johnson	4,056,600	250,901
AstraZeneca plc ADR	1,798,600	83,077
		883,300
Industrials (5.1%)
General Electric Co.	11,214,800	205,119
3M Co.	2,115,600	182,576
Waste Management Inc.	4,098,900	151,127
Illinois Tool Works Inc.	2,780,100	148,457
Eaton Corp.	1,379,000	139,982
Emerson Electric Co.	2,320,000	132,635
		959,896
Information Technology (3.1%)
Analog Devices Inc.	4,652,900	175,275
Intel Corp.	7,846,100	165,003
Maxim Integrated Products Inc.	6,900,900	162,999
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,771,900	72,380
		575,657
Materials (1.8%)
EI du Pont de Nemours & Co.	2,294,200	114,435
Nucor Corp.	2,189,600	95,948
PPG Industries Inc.	865,500	72,763
Packaging Corp. of America	2,465,300	63,703
		346,849
Telecommunication Services (1.4%)
AT&T Inc.	7,132,280	209,547
Vodafone Group plc ADR	1,794,600	47,431
		256,978
Utilities (2.3%)
Xcel Energy Inc.	4,142,300	97,551
PG&E Corp.	1,785,300	85,409
American Electric Power Co. Inc.	1,992,500	71,690
Cia Energetica de Minas Gerais ADR	4,124,780	68,430
NextEra Energy Inc.	1,164,000	60,516
Dominion Resources Inc.	1,140,300	48,714
		432,310
Total Common Stocks (Cost $5,674,232)		7,214,345

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.5%)
Money Market Fund (0.0%)
[6,7] Vanguard Market Liquidity Fund	0.211%		5,075,000	5,075

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreements (1.0%)
Banc of America Securities, LLC
(Dated 12/31/10, Repurchase Value
$126,102,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
5.000%, 10/01/25-04/01/40)	0.200%	1/3/11	126,100	126,100
Goldman Sachs & Co.
(Dated 12/31/10, Repurchase Value
$68,101,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
12/01/40)	0.170%	1/3/11	68,100	68,100
				194,200
U.S. Government and Agency Obligations (2.5%)
United States Treasury Bill	0.110%-0.1200%	2/24/11	460,000	459,922
Total Temporary Cash Investments (Cost $659,196)				659,197
Total Investments (102.2%) (Cost $17,249,710)				19,277,867
Other Assets and Liabilities-Net (-2.2%)[7,8]				(409,375)
Net Assets (100%)				18,868,492

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,990,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $1,325,678,000, representing 7.0% of net assets.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $5,075,000 of collateral received for securities on loan.
8 Cash of $2,160,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that

Wellesley Income Fund

fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	March 2011	(1,350)	(162,591)	2,861

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer or index of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the

Wellesley Income Fund

swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

At December 31, 2010, the portfolio had the following open swap contracts:
Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid)	($000)
Credit Protection Sold/Moody’s Rating
CDX IG Corp2 /Baa1	12/20/15	GSI	172,710	(1,065)	1.000%	179
CDX IG Corp2 /Baa1	12/20/15	BOANA	172,290	(1,098)	1.000%	142
						321
1	GSI—Goldman Sachs International.
BOANA—Bank of America
2	CDX North America Investment Grade Index

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

Wellesley Income Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,434,675	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	224,424	—
Corporate Bonds	—	8,549,080	—
Sovereign Bonds	—	555,035	—
Taxable Municipal Bonds	—	641,111	—
Common Stocks	6,993,618	220,727	—
Temporary Cash Investments	5,075	654,122	—
Futures Contracts—Liabilities[1]	(612)	—	—
Swap Contracts—Assets	—	321	—
Total	6,998,081	12,279,495	—
1 Represents variation margin on the last day of the reporting period.

F. At December 31, 2010, the cost of investment securities for tax purposes was $17,260,659,000. Net unrealized appreciation of investment securities for tax purposes was $2,017,208,000, consisting of unrealized gains of $2,233,526,000 on securities that had risen in value since their purchase and $216,318,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.